Impaired Loans, by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 13,592,000	$ 14,142,000
Recorded Investment With No Allowance	2,513,000	8,950,000
Recorded Investment With Allowance	11,079,526	5,192,258
Total Recorded Investment	13,592,000	14,142,000
Related Allowance	2,296,603	1,093,227
Average Recorded Investment	14,007,000	12,770,000
Real Estate Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	11,248,000	13,760,000
Recorded Investment With No Allowance	2,275,000	8,659,000
Recorded Investment With Allowance	8,973,000	5,101,000
Total Recorded Investment	11,248,000	13,760,000
Related Allowance	1,225,000	1,038,000
Average Recorded Investment	12,644,000	12,209,000
Real Estate Loans | Land Development and Construction
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	136,000	142,000
Recorded Investment With No Allowance	25,000	18,000
Recorded Investment With Allowance	111,000	124,000
Total Recorded Investment	136,000	142,000
Related Allowance	103,000	117,000
Average Recorded Investment	278,000	638,000
Real Estate Loans | Farmland
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	352,000	1,087,000
Recorded Investment With No Allowance	220,000	947,000
Recorded Investment With Allowance	132,000	140,000
Total Recorded Investment	352,000	1,087,000
Related Allowance	24,000	24,000
Average Recorded Investment	720,000	864,000
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,866,000	2,356,000
Recorded Investment With No Allowance	1,054,000	1,740,000
Recorded Investment With Allowance	812,000	616,000
Total Recorded Investment	1,866,000	2,356,000
Related Allowance	202,000	186,000
Average Recorded Investment	2,111,000	2,211,000
Real Estate Loans | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	8,894,000	10,175,000
Recorded Investment With No Allowance	976,000	5,954,000
Recorded Investment With Allowance	7,918,000	4,221,000
Total Recorded Investment	8,894,000	10,175,000
Related Allowance	896,000	711,000
Average Recorded Investment	9,535,000	8,496,000
Business Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,224,000	170,000
Recorded Investment With No Allowance	118,000	79,000
Recorded Investment With Allowance	2,106,000	91,000
Total Recorded Investment	2,224,000	170,000
Related Allowance	1,072,000	55,000
Average Recorded Investment	1,197,000	238,000
Business Loans | Commercial and Industrial Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,224,000	167,000
Recorded Investment With No Allowance	118,000	76,000
Recorded Investment With Allowance	2,106,000	91,000
Total Recorded Investment	2,224,000	167,000
Related Allowance	1,072,000	55,000
Average Recorded Investment	1,195,000	226,000
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		3,000
Recorded Investment With No Allowance		3,000
Total Recorded Investment		3,000
Average Recorded Investment	2,000	12,000
Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	120,000	212,000
Recorded Investment With No Allowance	120,000	212,000
Total Recorded Investment	120,000	212,000
Average Recorded Investment	166,000	323,000
Consumer Loans | Other Consumer Loans
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	120,000	212,000
Recorded Investment With No Allowance	120,000	212,000
Total Recorded Investment	120,000	212,000
Average Recorded Investment	$ 166,000	$ 323,000